PERSONNEL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Summary of personnel related expenses
In Thousands of US Dollars
Description	2021	2020	2019
Salaries and compensation	$1,419	$659	$689
Employer contributions	49	51	54
Short-term employee benefits	70	18	16
Stock-based compensation	2,227	1,417	3,011
Total	$3,765	$2,145	$3,770